Long-term debt - Components of long-term debt (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Total long-term debt	$ 2,141,801,000	$ 2,151,513,000
Less current maturities	(314,716,000)	(15,133,000)
Non-current portion of long-term debt	1,827,085,000	2,136,380,000
Debt discounts and deferred financing fees	16,800,000	19,400,000
Unsecured notes
Disclosure of detailed information about borrowings [line items]
Total long-term debt	1,985,660,000	1,983,374,000
$300 million at 4.25% due December 1, 2024
Disclosure of detailed information about borrowings [line items]
Total long-term debt	299,283,000	298,836,000
Notional amount	$ 300,000,000
$300 million at 4.25% due December 1, 2024 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	4.25%
$700 million at 5.125% due October 15, 2027
Disclosure of detailed information about borrowings [line items]
Total long-term debt	$ 694,844,000	693,649,000
Notional amount	$ 700,000,000
$700 million at 5.125% due October 15, 2027 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	5.125%
$700 million at 5.25% due December 15, 2029
Disclosure of detailed information about borrowings [line items]
Total long-term debt	$ 695,824,000	695,283,000
Notional amount	$ 700,000,000
$700 million at 5.25% due December 15, 2029 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	5.25%
$300 million at 5.65% due December 1, 2044
Disclosure of detailed information about borrowings [line items]
Total long-term debt	$ 295,709,000	295,606,000
Notional amount	$ 300,000,000
$300 million at 5.65% due December 1, 2044 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	5.65%
Other limited recourse debt facilities
Disclosure of detailed information about borrowings [line items]
Total long-term debt	$ 156,141,000	168,139,000
5.58% due June 30, 2031
Disclosure of detailed information about borrowings [line items]
Total long-term debt	$ 56,637,000	61,978,000
5.58% due June 30, 2031 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	5.58%
5.35% due September 30, 2033
Disclosure of detailed information about borrowings [line items]
Total long-term debt	$ 65,300,000	70,312,000
5.35% due September 30, 2033 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	5.35%
5.21% due September 15, 2036
Disclosure of detailed information about borrowings [line items]
Total long-term debt	$ 34,204,000	$ 35,849,000
5.21% due September 15, 2036 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	5.21%